Note 1 - Basis of Presentation and General Information - Excess of Consideration over Acquired Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Excess of consideration over acquired assets	$ (28,246)
Selling Shipowning Companies [Member]
Consideration in 583,321 newly issued common shares	40,833
Consideration in cash	2,500
Consideration previously advanced for M/T Eco Fleet	7,000
Total consideration	50,333
Less: Net assets of companies acquired	(22,087)
Excess of consideration over acquired assets	$ 28,246